EQUITY - Schedule of number of share options and weighted average exercise price (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of classes of share capital [abstract]
Number of Options, Outstanding at the beginning of year | $	8,067	6,755
Number of Options, Changes during the year:
Number of options granted | $	1,470	1,569
Number of options exercised | $	236	61
Number of Options, Forfeited | $	1,666	196
Number of Options, Outstanding at end of year | $	7,635	8,067
Number of options exercisable | $	3,316	3,471
Weighted Average Exercise Price, Options outstanding at the beginning of year | $ / shares	$ 1.72	$ 1.57
Weighted Average Exercise Price, Changes during the year:
Weighted Average Exercise Price, Granted | $ / shares	2.50	2.34
Weighted Average Exercise Price, Exercised | $ / shares	0.42	1.10
Weighted Average Exercise Price, Forfeited | $ / shares	0.22	1.83
Weighted Average Exercise Price, Options outstanding at end of year | $ / shares	1.76	1.72
Options Exercisable, Exercise Price | $ / shares	$ 0.87	$ 0.70